7. Debt Discount (Tables) (Q2) (Quarter 2 [Member])	6 Months Ended
Jun. 30, 2014
Quarter 2 [Member]
Debt Discount
Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Amortization expense - 2013	(92,301)
Debt discount - net - December 31, 2013	1,832,890
Debt discount	2,249,459
Amortization expense - 2014	(579,382)
Debt discount - net - June 30, 2014	$3,502,967